Leases - Summary of Maturity of Operating Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee Lease Description [Line Items]
2020	$ 511
2021	497
2022	438
2023	430
2024	422
Thereafter	1,381
Total	3,679
Lease Commitments before Considering Renewal Options [Member]
Lessee Lease Description [Line Items]
2020	660
2021	367
2022	293
2023	215
2024	206
Thereafter	595
Total	$ 2,336